Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 27,952	$ 359,826	$ 102,766
Restricted cash
Accounts receivable	240,135	24,241	208,647
Prepaid expenses	19,049,284	19,020,159	19,409,323
Other current assets	1,169,083	907,632	718,550
Total current assets	20,486,454	20,311,858	20,439,286
Notes receivable	2,000,000	2,000,000	2,000,000
Investments	250,000	250,000	250,000
Goodwill	11,227,491	11,227,491	19,590,758
Intangible assets, net	15,226,072	17,681,874	23,982,445
Property and equipment, net	15,350	21,309	108,078
Other long-term assets	12,884,686	12,884,686	13,009,686
Total assets	62,090,053	64,377,218	79,380,253
Current liabilities:
Trade payables	8,076,646	7,991,802	7,607,633
Deferred revenue	303,572	357,143	464,286
Notes payable - current	6,991,654	6,026,669	3,755,676
Accrued interest	1,075,244	858,875	484,172
Accrued and other expenses	11,782,534	11,359,616	4,626,973
Other liabilities	1,167,111	1,167,111	625,028
Total current liabilities	29,396,761	27,761,216	17,563,768
Long-term liabilities:
Convertible debt, net - noncurrent
Other long-term liabilities
Total long-term liabilities
Commitments and contingencies (Note 13)
Total liabilities	29,396,761	27,761,216	17,563,768
Equity Controlling Interest
Preferred Stock, par value $0.001, 1,000,000 shares authorized, none issued and outstanding
Common stock, par value $0.001, 500,000,000 shares authorized, 2,877,045 and 2,527,045 issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	7,447	2,877	2,527
Additional paid-in capital	277,489,875	269,690,569	267,597,370
Accumulated other comprehensive loss	(51,595)	(91,667)	3,622
Accumulated deficit	(246,784,505)	(235,106,206)	(208,187,210)
Total Lottery.com Inc. stockholders’ equity	30,661,222	34,495,573	59,416,309
Noncontrolling interest	2,032,070	2,120,429	2,400,176
Total Equity	32,693,292	36,616,002	61,816,485
Total liabilities and stockholders’ equity	$ 62,090,053	$ 64,377,218	$ 79,380,253